Trade and Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Trade and other payables [abstract]
Schedule of Trade And Other Payables And Accrued Liabilities

	September 30, 2025	September 30, 2024
Trade payables	72,120	74,680
Other payables	63,883	61,600
Trade and other payables	136,003	136,280

Other payables consist of refund liabilities, other liabilities for invoices not yet received or not yet approved and still under review at period end.

	September 30, 2025	September 30, 2024
Accruals for personnel	25,414	21,969
Accruals for audit fees	3,915	4,283
Other accruals	2,893	3,159
Accrued liabilities	32,222	29,411